                                  united states
                        securities and exchange commission
                          washington, d.c. 20549

                            form n-csr

        certified shareholder report of registered management
                        investment companies

Investment Company Act file number       811-21237

Unified Series Trust
-----------------------------------------------------
(Exact name of registrant as specified in charter)

  431 N. Pennsylvania St. Indianapolis, IN                           46204
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Timothy Ashburn
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:            11/30
                        -----------------

Date of reporting period:  11/30/03
                         ----------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.

===========================================
              The RiverGuide Fund
===========================================



                   Annual Report

                 November 30, 2003





                  Fund Advisor:

        Bates Total Asset Management, Inc.
                401 Junction Highway
               Kerrville, Texas 78028

             Toll Free: 877-322-0574

                        Management Discussion & Analysis

Investment Results for the Fiscal Year Ended November 2003

                  With the backdrop of a strong stock market, the RiverGuide Fund posted its worst yearly returns yet. The Fund's loss of (9.52)%, compared to the S&P 500 gain of 15.07% for the year ending November 30, 2003 was certainly a disappointment. The 2003 loss negated almost all of the gain achieved in 2002. From the Fund's inception, December 7, 2001, through its current fiscal year end, November 30, 2003, the Fund's average annual total return was (0.52)%; the S&P 500's average annual total return for the same period was (2.84)%. These returns and those shown below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. Of course, the Fund's past performance is not necessarily an indication of future results.

Commentary and Outlook

The year 2003 started out with a decline of the S&P 500 through the first quarter and, then, the markets acted as if they had been shot out of a cannon. The Fund had a good first half of the year, achieving gains both during the market declines and the subsequent rise. The Fund experienced a substantial decline during the second half of the year. The decline came from our indicators indicating a severely over-valued market almost across the board. We had anticipated a market rise in the first half of the year and profited from the beginning of it. During the beginning of the second half of the year, we basically stayed out of the market due to the Iraq War. We then invested for a market decline, utilizing short positions and exchange traded fund options as short-term investments. The decline never materialized as the year progressed. In fact, the more over-valued our indications became, the higher the market went. Our strategy of engaging in short sales and option trading as short-term investments lead to an extremely high portfolio turnover rate and accounted for the substantial majority of the Fund's losses during the fiscal year.


 As discussed in last year's commentary we were looking for the market to form a base that would lead to the next bull market. We never expected the tremendous rebound that the market experienced. We are still not convinced that all of the excesses of the previous 20-year bull market have been worked out of the markets yet, even though easy monetary policy, favorable tax law changes, and rising profits have brought the markets roaring back for now. We are therefore very cautious about the coming year and will be reluctant to make long-term commitments to stocks at these levels. Since we believe that the economic growth that must take place to substantiate these values has yet to be proven sustainable, the Fund likely will continue to continue to have a high portfolio turnover ratio. Although the market has been basically up for the past nine months, we feel like the coming year will likely be one with both up and down periods for the market, which provides our investment approach with many opportunities for profit. Of course, we all know that the market has a mind of its own and can move in a very unpredictable manner as we experienced this past year.

Investment Returns

                                 Average Annual Total Returns
                             (for periods ended November 30, 2003)

                                                Since Inception
                            One Year          (December 7, 2001)
                           -----------      ------------------------

The RiverGuide Fund            -9.52%               -0.52%

S&P 500 Index                  15.07%               -2.84%

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that an investor may pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future investment results. Due to market volatility, current performance may be higher or lower than the performance shown above.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions. ** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund's portfolio.

Comparison of the Growth of a $10,000 Investment in the RiverGuide Fund and the S&P 500 Index

                 Riverguide   S&P 500
      12/7/01    10,000.00   10,000.00
      5/31/02     9,640.00    9,273.09
     11/30/02    11,940.00    8,207.65
      5/31/03    11,656.71    8,524.75
     11/30/03     9,898.06    9,444.65

     The chart above assumes an initial investment of $10,000 made on December 7, 2001 (commencement of Fund operations) and held through November 30, 2003. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

RiverGuide Fund
Schedule of Investments
November 30, 2003

Common Stocks - 0.00%                                                                      Shares               Value

Services-Computer Integrated Systems Design
Scient, Inc.  (Cost $176) (a)                                                                     62         $           -
                                                                                                            ---------------

                                                                                          Principal
U.S. Treasury & Agency Obligations - 38.68%                                                Amount
U.S. Treasury Bills  0.0%  01/02/2004 (Cost $2,004,424) (c)                              $ 2,006,000             2,004,429
                                                                                                            ---------------


Money Market Securities - 61.65%
Huntington Money Market Fund - Investment Shares, 0.20%  (b)                               2,452,517             2,452,517
Huntington U.S. Treasury Money Market Fund - Investment Shares, 0.20% (b)                    741,930               741,930
                                                                                                            ---------------

TOTAL MONEY MARKET SECURITIES (Cost $3,194,447)                                                                  3,194,447
                                                                                                            ---------------

TOTAL INVESTMENTS (Cost $5,199,047) - 100.33%                                                                $   5,198,876
                                                                                                            ---------------

Liabilities less other assets - (0.33)%                                                                            (17,022)
                                                                                                            ---------------

TOTAL NET ASSETS - 100.00%                                                                                   $   5,181,854
                                                                                                            ===============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at November 30, 2003. (c) Security held in segregated account as collateral for short positions.

See accompanying notes which are an integral part of the financial statements.

The RiverGuide Fund
Statement of Assets and Liabilities
November 30, 2003


Assets
Investments in securities, at value (cost $5,199,047)                                                  $ 5,198,876
Interest receivable                                                                                            504
                                                                                                    ---------------
     Total assets                                                                                        5,199,380
                                                                                                    ---------------

Liabilities
Accrued advisory fees                                                                                       12,173
Redemptions payable                                                                                          4,410
Other payables and accrued expenses                                                                            943
                                                                                                    ---------------
     Total liabilities                                                                                      17,526
                                                                                                    ---------------

Net Assets                                                                                             $ 5,181,854
                                                                                                    ===============

Net Assets consist of:
Paid in capital                                                                                          6,116,296
Accumulated net realized gain (loss) on investments                                                       (934,271)
Net unrealized appreciation (depreciation) on investments                                                     (171)
                                                                                                    ---------------

Net Assets, for 590,459 shares                                                                         $ 5,181,854
                                                                                                    ===============
    (unlimited number of shares issued with no par value)

Net Asset Value
Offering price and redemption price per share ($5,181,854 / 590,459)                                        $ 8.78
                                                                                                    ===============


See accompanying notes which are an integral part of the financial statements.

The RiverGuide Fund
Statement of Operations
Year ended November 30, 2003


Investment Income
Interest income                                                                                          $ 26,061
                                                                                                    --------------
  Total Income                                                                                             26,061
                                                                                                    --------------

Expenses
Investment advisor fee                                                                                    144,467
Trustee expenses                                                                                            1,902
Interest expenses                                                                                             149
                                                                                                    --------------
  Total Expenses                                                                                          146,518
                                                                                                    --------------
Net Investment Income (Loss)                                                                             (120,457)
                                                                                                    --------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                          27,500
Net realized gain (loss) on options                                                                      (450,944)
Net realized gain (loss) on securities sold short                                                        (280,902)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                                  (388)
                                                                                                    --------------
Net realized and unrealized gain (loss) on investment securities                                         (704,734)
                                                                                                    --------------
Net increase (decrease) in net assets resulting from operations                                        $ (825,191)
                                                                                                    ==============


See accompanying notes which are an integral part of the financial statements.

The RiverGuide Fund
Statements of Changes In Net Assets

                                                                                      Year ended       Period ended
Increase (Decrease) in Net Assets                                                    Nov. 30, 2003     Nov. 30, 2002 (a)
                                                                                    ----------------   --------------
Operations
  Net investment income (loss)                                                           $ (120,457)       $ (67,927)
  Net realized gain (loss) on investment securities                                          27,500          501,779
  Net realized gain (loss) on options                                                      (450,944)               -
  Net realized gain (loss) on securities sold short                                        (280,902)               -
  Change in net unrealized appreciation (depreciation)                                         (388)             218
                                                                                    ----------------   --------------
  Net increase (decrease) in net assets resulting from operations                          (825,191)         434,070
                                                                                    ----------------   --------------
Distributions
  From net investment income                                                                      -                -
  From net realized gain                                                                   (663,778)               -
                                                                                    ----------------   --------------
  Total distributions                                                                      (663,778)               -
                                                                                    ----------------   --------------
Capital Share Transactions
  Proceeds from shares sold                                                               2,801,986        5,777,829
  Reinvestment of distributions                                                             433,912                -
  Amount paid for shares repurchased                                                     (2,086,062)        (690,912)
                                                                                    ----------------   --------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                              1,149,836        5,086,917
                                                                                    ----------------   --------------
Total Increase (Decrease) in Net Assets                                                    (339,133)       5,520,987
                                                                                    ----------------   --------------

Net Assets
  Beginning of period                                                                     5,520,987                -
                                                                                    ----------------   --------------

  End of period                                                                         $ 5,181,854      $ 5,520,987
                                                                                    ================   ==============

  Accumulated net investment income (loss)                                                      $ -              $ -
                                                                                    ----------------   --------------

Capital Share Transactions
  Shares sold                                                                               264,597          575,532
  Shares issued in reinvestment of distributions                                             41,168                -
  Shares repurchased                                                                       (220,119)         (70,720)
                                                                                    ----------------   --------------

  Net increase (decrease) from capital transactions                                          85,646          504,812
                                                                                    ================   ==============


(a) For the period December 7, 2001 (commencement of operations) to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

The RiverGuide Fund
Financial Highlights

                                                                               Year ended            Period ended
                                                                              Nov. 30, 2003         Nov. 30, 2002   (a)
                                                                           --------------------    -----------------

Selected Per Share Data
Net asset value, beginning of period                                                   $ 10.94              $ 10.00
                                                                           --------------------    -----------------
Income from investment operations
  Net investment income (loss)                                                           (0.19)               (0.16)
  Net realized and unrealized gain (loss)                                                (0.69)                1.10
                                                                           --------------------    -----------------
                                                                           --------------------    -----------------
Total from investment operations                                                         (0.88)                0.94
                                                                           --------------------    -----------------
Less Distributions to shareholders:
  From net investment income                                                                 -                    -
  From net realized gain                                                                 (1.28)                   -
                                                                           --------------------    -----------------
                                                                           --------------------    -----------------
Total distributions                                                                      (1.28)                   -
                                                                           --------------------    -----------------

Net asset value, end of period                                                          $ 8.78              $ 10.94
                                                                           ====================    =================

Total Return                                                                            -9.52%                9.40% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                                        $ 5,182              $ 5,521
Ratio of expenses to average net assets                                                  2.28%                2.32% (c)
Ratio of net investment income to
   average net assets                                                                    (1.88)%              (1.62)%(c)
Portfolio turnover rate                                                             81,517.38% (d)        6,493.00%


(a) For the period December 7, 2001 (Commencement of Operations) through November 30, 2002.
(b) For periods of less than a full year, total return is not annualized. (c) Annualized. (d) See Note 10 to the Financial Satetements, "Portfolio Turnover Caluclation."

See accompanying notes which are an integral part of the financial statements.

                               The RiverGuide Fund
                        Notes to the Financial Statements
                                November 30, 2003

NOTE 1. ORGANIZATION

The RiverGuide Fund (the "Fund") was organized as a non-diversified series of the Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). On January 3, 2003 the Fund acquired all of the assets and liabilities of the The RiverGuide Fund, a series of the AmeriPrime Advisors Trust (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund commenced operations on December 7, 2001. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The investment objective of the Fund is capital appreciation. The investment advisor to the Fund is Bates Total Asset Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under Sub-Chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the

                               The RiverGuide Fund
                        Notes to the Financial Statements
                          November 30, 2003 - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended November 30, 2003, $120,457 of net investment loss was reclassified to reduce paid in capital.

Short Sales - The Fund engages in short selling activities, which are significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transactions costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Depending on market conditions, the Fund may have difficulty purchasing the security sold short, and could be forced to pay a premium for the security. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund's return. The Advisor does not intend to use leverage with respect to its short positions; as a result, the Fund's portfolio under normal circumstances will always include sufficient cash equivalents (such as money market instruments, U.S. Treasury Bills, money market funds or repurchase agreements) to cover its obligations to close its short positions.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor to the Fund is Bates Total Asset Management, Inc. Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund, except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses of the non-interested Trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 2.25% of the average value of its daily net assets. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the fiscal year ended November 30, 2003, the Advisor earned a fee of $144,467 from the Fund. At November 30, 2003, the Fund owed the Advisor $12,173 for its advisory services.

The Fund retains Unified Fund Services, Inc., ("Unified") a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Certain Trustees and the officers of the Trust are members of management and employees of Unified, and/or shareholders of Unified Financial Services, Inc.

Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., acts as the principal distributor of the Fund's shares. There were no payments made by the Fund to the Distributor during the fiscal year ended November 30, 2003. A Trustee and officers of the Trust are a director and/or officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor and Unified), and may be deemed to be affiliates of the Distributor.

                               The RiverGuide Fund
                        Notes to the Financial Statements
                          November 30, 2003 - continued

NOTE 4. INVESTMENTS

For the fiscal year ended November 30, 2003, purchases and sales of investment securities, other than short-term investments were as follows:

                                           Amount
                                      ------------------
Purchases
     U.S. Government Obligations        $         -
     Other                               76,099,302
Sales
     U.S. Government Obligations        $         -
     Other                               76,126,943

As of November 30, 2003, the net unrealized depreciation of investments for tax purposes were as follows:

                           Amount
                        --------------
Gross Appreciation         $        5
Gross (Depreciation)         (306,444)
                        --------------
Net Depreciation
   on Investments          $ (306,439)
                        ==============

At November 30, 2003, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $5,505,315. The difference between book cost and tax cost consists of wash sales in the amount of $306,268.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2003, Charles Schwab & Co., for the benefit of its customers, held over 99% of the Fund's shares.

NOTE 7. CAPITAL LOSS CARRYFORWARD

At November 30, 2003, the Fund had available for federal tax purposes an unused capital loss carryforward of $398,077, which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

Year of Expiration      Amount
---------------------   ------------
        2011               $398,077

To the extent this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

                               The RiverGuide Fund
                        Notes to the Financial Statements
                          November 30, 2003 - continued

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

The Fund paid short-term capital gains in the amount of $1.284 per share during the fiscal year ended November 30, 2003.

The tax character of distributions paid in 2003 and 2002 was as follows:

                                      2003            2002
                                      ----            ----
Distributions paid from:
    Ordinary Income                  $       -             $ -
    Short-term Capital Gain            663,778               -
    Long-Term Capital Gain                   -               -

                                  -------------    ------------
                                     $ 663,778             $ -
                                  =============    ============

As of November 30, 2003, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                  $        -
Undistributed long-term capital gain/(accumulated losses)             (628,003)
Unrealized appreciation/(depreciation)                                (306,439)

                                                                   ------------
                                                                     $ (934,442)
                                                                   =============

11

The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

NOTE 9. CHANGE IN ACCOUNTANTS

On June 9, 2003, McCurdy & Associates CPA's, Inc. ("McCurdy & Associates") was selected to replace Crowe Chizek & Co., LLP ("Crowe Chizek") as the Fund's independent auditor for the 2003 fiscal year. The Fund's selection of McCurdy & Associates was recommended by the Audit Committee and was approved by the Board of Trustees.

Crowe Chizek's reports on the Unified Series Trust's Balance Sheet as of December 23, 2002 did not contain an adverse opinion or a disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. At the balance sheet date and through the date of the engagement of McCurdy & Associates, there were no disagreements between the Fund and Crowe Chizek on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of Crowe Chizek, would have caused it to make reference to the subject matter of the disagreement in connection with its reports on the financial statements for such years.

NOTE 10. PORTFOLIO TURNOVER CALCULATION

The Fund's portfolio turnover rate was calculated using average daily long-term market values. The average daily market values are more representative of the Fund's trading activity, since the Fund held short-term investments and did extensive trading of short sales and options for significant time periods throughout the year ended November 30, 2003, resulting in the high portfolio turnover rate.

                                            INDEPENDENT AUDITOR'S REPORT


To The Shareholders and
Board of Trustees
RiverGuide Fund
(a series of Unified Series Trust)

     We have audited the accompanying statement of assets and liabilities of RiverGuide Fund, including the schedule of portfolio investments, as of November 30, 2003, and the related statement of operations for the year then ended, and changes in net assets and financial highlights for the year then ended and for the period from December 7, 2001 (commencement of operations) to November 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of November 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverGuide Fund as of November 30, 2003, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from December 7, 2001 (commencement of operations) to November 30, 2002, in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/  McCurdy & Associates CPA's, Inc.


McCurdy & Associates CPA's, Inc.
Westlake, Ohio
December 11, 2003

Trustees and Officers (Unaudited)

Independent Trustees

----------------------------------------------------- ----------------------------------------------------------------
Name, Address*, (Date of Birth), Position with Fund   Principal Occupation During Past 5 Years and Other
Complex,** Term of Position with Trust                Directorships
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director, Vice President and Chief Investment Officer of
                                                      Legacy Trust Company, N.A. since 1992. Trustee of AmeriPrime
Trustee, December 2002 to present                     Funds since 1995, and AmeriPrime Advisors Trust since July
                                                      2002. Trustee of CCMI Funds since July 2003.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President and founder, The Rose, Inc., a registered investment advisor, since April 1993. Trustee of AmeriPrime Funds since
Trustee, December 2002 to present                     December 2002  and AmeriPrime Advisors Trust since November
                                                      2002. Trustee of CCMI Funds since July 2003.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               Vice President and General Manager, International Crankshaft
                                                      Inc., an automotive equipment manufacturing company, 1990 to
Trustee, December 2002 to present                     present; Trustee, The Unified Funds, from 1994 to 2002;
                                                      Trustee, Star Select Funds, a REIT mutual fund, from 1997 to
                                                      2000. Trustee of AmeriPrime Funds since December 2002 and
                                                      AmeriPrime Advisors Trust since November 2002.  Trustee of
                                                      CCMI Funds since July 2003.
----------------------------------------------------- ----------------------------------------------------------------

Interested Trustees and Principal Officers

------------------------------------------------ ---------------------------------------------------------------------
Name, (Date of Birth), Position with Fund        Principal Occupation During Past 5 Years
Complex,** Term of Position with Trust           and Other Directorships
------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------
Timothy L. Ashburn (1950)***                     Chairman of Unified Financial Services, Inc. since 1989, Chief
                                                 Executive Officer from 1989 to 1992 and 1994 to April 2002, and
Chairman, President, and                         President from November 1997 to April 2000. Trustee of AmeriPrime
Asst. Secretary, October 2002 to present         Advisors Trust since November 2002, and AmeriPrime Funds since
                                                 December 2002. Trustee of CCMI
Funds since July 2003.
------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------
Ronald                                           C. Tritschler (1952)**** Chief
                                                 Executive Officer, Director and
                                                 legal counsel of The Webb
                                                 Companies, a national real
                                                 estate company, from 2001 to
                                                 present;
Trustee, December 2002 to present                Executive Vice President and Director of The Webb Companies from
                                                 1990 to 2000; Director, The Lexington Bank, from 1998 to present;
                                                 Director, Vice President and legal counsel for The Traxx Companies, an owner and operator of convenience stores, from 1989 to present.
                                                 Trustee of AmeriPrime Advisors Trust since November 2002 and
                                                 AmeriPrime Funds since December 2002.  Trustee of CCMI Funds since
                                                 August 2003.
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Thomas G. Napurano (1941)                        Chief Financial Officer and Executive Vice President of Unified
                                                 Financial Services, Inc., the parent company of the Trust's
Chief Financial Officer and Treasurer,           administrator and Distributor; Director, Unified Financial
December 2002 to present                         Services, Inc., from 1989 to March 2002.  CFO of AmeriPrime Funds and  AmeriPrime Advisors Trust since October 2002.  CFO of CCMI
                                                 Funds since August 2003.
------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------
Carol Highsmith (1964)                           Employed by Unified Fund Services, Inc. (November 1994 to present).
                                                 Secretary of AmeriPrime Funds and AmeriPrime Advisors Trust since
Secretary, December 2002 to present              October 2002. Secretary of CCMI Funds since December 2003.

------------------------------------------------ ---------------------------------------------------------------------


     * The address for each of the trustees and officers is 431 N. Pennslyvania, Indianapolis, IN 46204.

     ** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex consists of 29 series.

     *** Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is Chairman and a director of Unified Financial Securities, Inc., the Distributor of certain series in the Fund Complex.

     **** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the Distributor of certain series in the Fund Complex.

     The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (877) 322-0574 to request a copy of the SAI or to make shareholder inquiries.

                         PROXY VOTING

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Fund at (877) 322-0574.



     This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

Item 2. Code of Ethics.

     (a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

     (c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

     (d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

 Item 3. Audit Committee Financial Expert.

     (a) The registrant's Board of Trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered the possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

     (a) Based on an evaluation of the registrant's disclosure controls and procedures as of January 9, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

     (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.
(a)      Code is filed herewith
(b) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(c) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.



                                                    SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By  /s/  Timothy Ashburn

         Timothy Ashburn, President

Date   2/6/04
    ----------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/  Timothy Ashburn

         Timothy Ashburn, President

Date      2/6/04
    ----------------------------------------

By  /s/ Thomas G. Napurano

         Thomas Napurano, Treasurer and Chief Financial Officer

Date      2/7/04
    --------------------------------